Vessels, Drilling Units, Machinery and Equipment - Vessels (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance, at the beginning of period	$ 2,141,617
Vessel impairment charge	1,057,116	$ 38,148	$ 43,490
Balance, at the end of period	96,428	2,141,617
Cost | Vessels
Balance, at the beginning of period	2,873,951	2,872,458
Additions/ Acquisition of subsidiary	97,100	54,660
Vessels transfer to held for sale	(208,099)
Vessels disposals	(810,810)
Impairment loss	(1,855,042)
Vessel impairment charge		(53,167)
Balance, at the end of period	97,100	2,873,951	2,872,458
Accumulated Depreciation | Vessels
Balance, at the beginning of period	(732,334)	(623,371)
Impairment loss	803,962
Depreciation	(72,300)	(123,982)
Vessel impairment charge		15,019
Balance, at the end of period	(672)	(732,334)	(623,371)
Net Book Value | Vessels
Balance, at the beginning of period	2,141,617	2,249,087
Additions/ Acquisition of subsidiary	97,100	54,660
Vessels transfer to held for sale	(208,099)
Vessels disposals	(810,810)
Impairment loss	(1,051,080)
Depreciation	(72,300)	(123,982)
Vessel impairment charge		(38,148)
Balance, at the end of period	$ 96,428	$ 2,141,617	$ 2,249,087